CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (24,642)	$ 2,049	$ 2,959
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Depreciation of property, plant and equipment	971	884	708
Amortization of intangible assets	1,121	1,150	1,112
Reduction in the carrying amount of the right-of-use assets	3,609	3,802	3,196
Share-based compensation	272	189	507
Change in allowance for doubtful accounts receivable and other receivables	(34)	81	136
Loss on disposal of property, plant and equipment	20	80	68
Impairment of intangible assets	3,505	0	0
Impairment loss on goodwill	19,156	0	0
Deferred tax benefit	(808)	(184)	(187)
Changes in operating assets and liabilities, net of the effect of acquisition:
Accounts receivable	69	(198)	466
Amount due from related parties	1,477	2,345	532
Inventories	20	(47)	(4)
Prepaid expenses and other current assets	(24)	(50)	400
Prepayments to related parties	(99)	(910)
Other non-current assets	519	706	(784)
Prepayments from customers	53
Accrued expenses and other current liabilities	367	(117)	(751)
Accrued expenses and other current liabilities - related parties	215	16	(395)
Operating lease liabilities	(3,577)	(3,803)	(3,500)
Income tax payable	(304)	427	550
Deferred revenue	90	243	(114)
Other non-current liabilities	478	(93)	1,263
Net cash generated from operating activities	2,454	6,570	6,162
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired			(417)
Purchase of property, plant and equipment	(1,675)	(1,663)	(849)
Amount due from related parties	(4,660)	(2,836)	(934)
Net cash used in investing activities	(6,335)	(4,499)	(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of additional equity interest from non-controlling shareholders	(721)	(1,206)
Dividend to shareholder	(4,203)
Dividend to non-controlling interests	(762)
Net cash (used in) financing activities	(5,686)	(1,206)
Exchange rate effect on cash and cash equivalents, and restricted cash	(195)	24	(714)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(9,762)	889	3,248
Cash and cash equivalents, and restricted cash at beginning of the year	30,272	29,383	26,135
Cash and cash equivalents, and restricted cash at end of the year	20,510	30,272	$ 29,383
Supplemental schedule of cash flow information
income tax paid	$ 303	$ 199